                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009

Check here if Amendment: [X]; Amendment No. 1
 This Amendment (Check only one): [X]  is a restatement.
                                  [_]  Adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacific Investment Management Company LLC
Address:  840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

Form 13F File Number: 28-10952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kellie E. Davidson
Title:    Assistant Secretary of Managing Member
Phone:    (949) 219-2200

Signature, Place, and Date of Signing:

/s/ Kellie E. Davidson    Newport Beach, California        May 20, 2009
------------------------  -----------------------------    -------------------
      [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this Report)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this Report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number:  Name:
     ---------------------  ----------------------------------------
     28-2701                Allianz Global Investors of America L.P.